Derivative Financial Instruments (Tables)	12 Months Ended
Feb. 28, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding
The notional amounts and fair values of financial instruments outstanding were as follows:

	Derivative Assets (1)(2)		Derivative Liabilities (1)(3)
	As at February 28, 2019	As at February 28, 2018	As at February 28, 2019	As at February 28, 2018
Foreign exchange contracts
Fair value of derivatives designated as cash flow hedges	$1	$—	$(1)	$(1)
Fair value of derivatives not subject to hedge accounting	—	1	—	(1)
Total estimated fair value	1	1	(1)	(2)

Notional amount	$93	$123	$91	$161
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(1) The fair values of derivative assets and liabilities are measured using Level 2 fair value inputs.
(2) Derivative assets are included in other current assets.
(3) Derivative liabilities are included in accrued liabilities.

Impact of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income
The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the year ended February 28, 2019 and February 28, 2018:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Derivative Instruments (Effective Portion)		Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
	For the Years Ended			For the Years Ended
	February 28, 2019	February 28, 2018		February 28, 2019	February 28, 2018
Foreign exchange contracts	$—	$(1)	Selling, marketing and administration	$(3)	$2
Total	$—	$(1)		$(3)	$2

Impact of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Statement of Operation
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statements of operations for the years ended February 28, 2019 and February 28, 2018:

		Amount of Gain (Loss) in Income on Derivative Instruments
		For the Years Ended
	Location of Gain (Loss) Recognized in Income on Derivative Instruments	February 28, 2019	February 28, 2018
Foreign exchange contracts	Selling, marketing and administration	$4	$(9)